Schedule of geographical area (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Total Revenue	$ 41,531	$ 58,377
Non-current assets	97,029	21,595
CANADA
IfrsStatementLineItems [Line Items]
Total Revenue	15,325	9,958
Non-current assets	86,368	11,832
UNITED STATES
IfrsStatementLineItems [Line Items]
Total Revenue	26,206	48,419
Non-current assets	$ 10,661	$ 9,763